SEGMENT AND GEOGRAPHICAL INFORMATION - Revenues by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Revenues	$ 33,239	$ 29,654	$ 33,006
U.S.
Revenue, Major Customer [Line Items]
Revenues	12,467	11,590	13,600
Europe
Revenue, Major Customer [Line Items]
Revenues	8,417	6,583	7,375
Asia
Revenue, Major Customer [Line Items]
Revenues	5,259	4,942	5,741
Americas
Revenue, Major Customer [Line Items]
Revenues	3,177	3,090	2,287
Middle East and Africa
Revenue, Major Customer [Line Items]
Revenues	3,919	3,449	4,003
Non-U.S.
Revenue, Major Customer [Line Items]
Revenues	$ 20,772	$ 18,064	$ 19,406